Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Sep. 30, 2014 M
Summary Of Significant Accounting Policies 1	33.00%
Summary Of Significant Accounting Policies 2	50.00%
Summary Of Significant Accounting Policies 3	107,869,808
Summary Of Significant Accounting Policies 4	12,224,479
Summary Of Significant Accounting Policies 5	12
Summary Of Significant Accounting Policies 6	2,014
Summary Of Significant Accounting Policies 7	10
Summary Of Significant Accounting Policies 8	2,014
Summary Of Significant Accounting Policies 9	10
Summary Of Significant Accounting Policies 10	2,014
Summary Of Significant Accounting Policies 11	12
Summary Of Significant Accounting Policies 12	2,014
Summary Of Significant Accounting Policies 13	12
Summary Of Significant Accounting Policies 14	2,014
Summary Of Significant Accounting Policies 15	15
Summary Of Significant Accounting Policies 16	2,014
Summary Of Significant Accounting Policies 17	15